Reconciliation between Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Line Items]
Net income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$ (8,841)				$ 36,031						$ (105,236)	$ 39,315
Net income	$ (8,915)	$ 1,053	[1]	$ 128,188	$ 36,031	$ 3,284	$ (1,941)	$ 107,509	$ 29,224	$ (7,933)	$ (106,415)	$ 39,315	$ 168,556		$ 126,859		$ 22,986
Basic weighted-average shares outstanding	203,997,492				178,199,155						201,189,562	178,178,612	178,232,850	[2]	177,869,461	[2]	177,563,047	[2]
Dilutive effect of awards					750,769							782,637
Diluted weighted-average shares outstanding	203,997,492				178,949,924						201,189,562	178,961,249	179,023,683	[2]	178,859,720	[2]	178,461,210	[2]
Basic earnings (loss) per share	$ (0.04)				$ 0.20						$ (0.52)	$ 0.22	$ 0.95		$ 0.71		$ 0.13
Diluted earnings (loss) per share	$ (0.04)				$ 0.20						$ (0.52)	$ 0.22	$ 0.94		$ 0.71		$ 0.13
Scenario, Previously Reported
Earnings Per Share [Line Items]
Diluted weighted-average shares outstanding	203,997,492										201,189,562						178,461,218

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.
[2]	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.